Label	Element	Value
BNY Mellon U.S. Mortgage Fund, Inc.
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 30, 2025
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 236.03% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	236.03%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. mortgage-related securities. These mortgage-related securities may include certificates (debt securities) issued, and guaranteed as to timely payment of principal and interest, by the Government National Mortgage Association (GNMA) (popularly called "Ginnie Maes"); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality. The fund is not subject to any maturity or duration restrictions.

The fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis. These transactions involve a commitment by the fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase. To enhance current income, the fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price. Forward roll transactions will significantly increase the fund's portfolio turnover rate.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, as part of a hedging strategy, or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest typically include options, futures and options on futures (including those relating to securities and interest rates), swap agreements (including credit default swap agreements on mortgage-related and asset-backed securities), options on swap agreements and other credit derivatives.

In deciding to buy and sell securities, the investment process of the fund's sub-adviser, Amherst Capital Management LLC (Amherst Capital), begins with a macroeconomic view, and considers the overall risk environment in light of broad portfolio themes and overall portfolio quality in relation to the fund's current positions. Potential purchases and sales of securities are viewed on absolute and relative value bases in relation to other potential opportunities available to the fund.

The fund does not have any limitations regarding portfolio turnover and, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class Z
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
During the periods shown in the chart: Best Quarter Q4, 2023: 6.07% Worst Quarter Q3, 2022: -4.97%
The year-to-date total return of the fund's Class Z shares as of June 30, 2024 was 0.02%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.07%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(4.97%)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective August 30, 2024.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I and Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I and Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/23)
BNY Mellon U.S. Mortgage Fund, Inc. | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon U.S. Mortgage Fund, Inc. | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon U.S. Mortgage Fund, Inc. | Fixed-income market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon U.S. Mortgage Fund, Inc. | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Interest rate risk: Prices of certain mortgage-related and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect these securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Mortgage-related securities can have a different interest rate sensitivity than other fixed-income securities, however, because of prepayments and other factors. Ginnie Maes carry additional risks and may be more volatile than other types of fixed-income securities due to unexpected changes in interest rates.
BNY Mellon U.S. Mortgage Fund, Inc. | Mortgage-related securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Mortgage-related securities risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.
BNY Mellon U.S. Mortgage Fund, Inc. | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.
BNY Mellon U.S. Mortgage Fund, Inc. | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
BNY Mellon U.S. Mortgage Fund, Inc. | Portfolio turnover risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Portfolio turnover risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance. The fund's forward roll transactions will increase its portfolio turnover rate.
BNY Mellon U.S. Mortgage Fund, Inc. | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
BNY Mellon U.S. Mortgage Fund, Inc. | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon U.S. Mortgage Fund, Inc. | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,154
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	280
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	506
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,154
BNY Mellon U.S. Mortgage Fund, Inc. | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 528
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	528
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	747
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,663
BNY Mellon U.S. Mortgage Fund, Inc. | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.44%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.69%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,233
BNY Mellon U.S. Mortgage Fund, Inc. | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	977
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	424
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 977
BNY Mellon U.S. Mortgage Fund, Inc. | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder services fees	oef_Component1OtherExpensesOverAssets	0.00%
Miscellaneous other expenses	oef_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	977
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	424
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 977
Bloomberg GNMA Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.34%
Bloomberg U.S. Aggregate Bond Index* reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.10%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.81%	[3]
Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.38%
Annual Return [Percent]	oef_AnnlRtrPct	0.89%
Annual Return [Percent]	oef_AnnlRtrPct	1.05%
Annual Return [Percent]	oef_AnnlRtrPct	1.02%
Annual Return [Percent]	oef_AnnlRtrPct	0.21%
Annual Return [Percent]	oef_AnnlRtrPct	5.45%
Annual Return [Percent]	oef_AnnlRtrPct	3.78%
Annual Return [Percent]	oef_AnnlRtrPct	(1.53%)
Annual Return [Percent]	oef_AnnlRtrPct	(11.56%)
Annual Return [Percent]	oef_AnnlRtrPct	4.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.01%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.74%
Class Z | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.06%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.24%)
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.43%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.16%
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.02%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.03%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.17%
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.87%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.16%)
Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.86%
Performance Inception Date	oef_PerfInceptionDate	Sep. 01, 2015
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.83%
Performance Inception Date	oef_PerfInceptionDate	Aug. 31, 2016

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, /55% and .70%, respectively. On or after August 30, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[2]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[3]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective August 30, 2024.